Interim Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 138,390		$ 120,922		$ 109,327		$ 107,908		$ 95,595		$ 92,029		$ 87,355		$ 79,022		$ 476,547	[1],[2]	$ 354,001	[1],[2]	$ 236,293	[1],[2]
Operating income	99,829		81,866		72,400		72,617		66,306		63,883		59,709		54,896		326,712	[1]	244,794	[1]	150,600	[1]
Net income	$ 84,833		$ 67,701		$ 58,968		$ 54,998		$ 52,145		$ 49,943		$ 44,717		$ 42,986		$ 266,500	[1],[3]	$ 189,791	[1],[3]	$ 110,216	[1],[3]
Net income per limited partner unit:
Basic (in dollars per share)	$ 1.12	[4]	$ 0.86	[4]	$ 0.81	[4]	$ 0.69	[4]	$ 0.62	[4]	$ 0.61	[4]	$ 0.59	[4]	$ 0.68	[4]	$ 3.53	[1]	$ 2.47	[1]	$ 1.03	[1]
Diluted (in dollars per share)	$ 1.12	[4]	$ 0.85	[4]	$ 0.81	[4]	$ 0.69	[4]	$ 0.62	[4]	$ 0.60	[4]	$ 0.59	[4]	$ 0.68	[4]	$ 3.52	[1]	$ 2.46	[1]	$ 1.03	[1]

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $328.5 million, $310.2 million and $205.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. In December 2013, EQT completed the sale of Equitable Gas Company, LLC (Equitable Gas Company) to PNG Companies LLC. As a result, revenues from Equitable Gas Company were reported as third party revenues in 2014. For the years ended December 31, 2013 and 2012, Equitable Gas Company revenues reported as affiliate revenues were $37.6 million and $36.8 million, respectively. See Note 4.
[3]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[4]	Quarterly net income per limited partner unit amounts are stand-alone calculations and may not be additive to full-year amounts due to rounding and changes in outstanding units.